Pensions and other post-employment benefits - Pension amounts recorded in income statement and statement of comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions and other post-employment benefits
Current service cost	£ 20	£ 22	£ 22
Past service cost/(credit)	1	4	1
Gain from settlement		(1)
Net interest cost	4	4	3
Total	25	29	26
Remeasurements recorded in the statement of comprehensive income	38	19	5
Pension schemes
Pensions and other post-employment benefits
Current service cost	16	17	16
Past service cost/(credit)	1	4	1
Gain from settlement		(1)
Net interest cost			1
Total	17	20	18
Remeasurements recorded in the statement of comprehensive income	40	6	6
Post retirement obligations
Pensions and other post-employment benefits
Current service cost	4	5	6
Net interest cost	4	4	2
Total	8	9	8
Remeasurements recorded in the statement of comprehensive income	£ (2)	£ 13	£ (1)